Offsets	May 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SU Group Holdings Ltd
Form or Filing Type	F-1
File Number	333-291851
Initial Filing Date	Nov. 28, 2025
Fee Offset Claimed	$ 5,132.86
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Units, each consisting
Unsold Securities Associated with Fee Offset Claimed	9,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 8,948.88
Termination / Withdrawal Statement	(1) The registrant initially filed a registration statement on Form F-1 (File No. 333-291851) on November 11, 2025. In connection with such registration statement, the registrant paid an aggregate of $15,163.38 in filing fees. A post-effective amendment to such registration statement was filed on February 3, 2026 that reduced the number of securities being offered pursuant to such registration statement. On April 17, 2026, another post-effective amendment to such registration statement was filed that reduced the proposed maximum aggregate offering price of such registration statement. The offering on such registration statement was completed on May 13, 2026. As of the completion of such offering, an amount of $8,948.88 remained available for future fee offsets. Pursuant to Rule 457(p), an amount of $5,132.86 of the previously paid filing fees are applied as an offset to the registration statement to which this Exhibit 107 relates, and no additional filing fees are required for the registration statement to which this Exhibit 107 relates. As of the date of this filing there is $3,816.02 remaining for future fee offsets.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SU Group Holdings Ltd
Form or Filing Type	F-1
File Number	333-291851
Filing Date	Nov. 28, 2025
Fee Paid with Fee Offset Source	$ 5,132.86
Offset Note	The registrant initially filed a registration statement on Form F-1 (File No. 333-291851) on November 11, 2025. In connection with such registration statement, the registrant paid an aggregate of $15,163.38 in filing fees. A post-effective amendment to such registration statement was filed on February 3, 2026 that reduced the number of securities being offered pursuant to such registration statement. On April 17, 2026, another post-effective amendment to such registration statement was filed that reduced the proposed maximum aggregate offering price of such registration statement. The offering on such registration statement was completed on May 13, 2026. As of the completion of such offering, an amount of $8,948.88 remained available for future fee offsets. Pursuant to Rule 457(p), an amount of $5,132.86 of the previously paid filing fees are applied as an offset to the registration statement to which this Exhibit 107 relates, and no additional filing fees are required for the registration statement to which this Exhibit 107 relates. As of the date of this filing there is $3,816.02 remaining for future fee offsets.